Offerings - Offering: 1	Feb. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.950% Medium-Term Notes due 2035
Maximum Aggregate Offering Price	$ 900,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,790.00